Certain risks and concentration - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Certain risks and concentration
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Inter segment elimination
Certain risks and concentration
Revenues from sales of software	$ 253	$ 8,341	$ 21,970
Cost of revenues and operating expenses for purchase of software	571	1,729	47,257
Cost of revenues and operating expenses for technical support services	$ 29,591	34,829	25,798
Minimum
Certain risks and concentration
Term of contractual agreements	10 years
Maximum
Certain risks and concentration
Term of contractual agreements	30 years
Guangzhou Ruicheng
Certain risks and concentration
Equity interests ownership (as a percent)	100.00%
Beijing Tuda and Guangzhou Huaduo
Certain risks and concentration
Maximum percentage of the income of VIEs which may be charged as service fees	100.00%
Maximum percentage of the profits payable by VIEs	100.00%
Guangzhou BaiGuoYuan
Certain risks and concentration
Equity interests ownership (as a percent)	100.00%
Group companies
Certain risks and concentration
Revenues	$ 62,433	56,762	54,280
Group companies | Inter segment elimination
Certain risks and concentration
Revenues	55,279	82,111	14,505
Cash paid for settlement of software transactions	0	0	41,070
Cash paid for settlement of technical support fees	$ 76,650	$ 44,171	$ 45,063